Business Combinations - Summary of Effect on Cash Flows of the Group (Detail) - Panama [member] $ in Thousands	Aug. 03, 2021 SGD ($)
Disclosure of detailed information about business combination [line items]
Cash paid	$ 0
Add: Cash and cash equivalents in subsidiaries acquired	3,722
Total	$ 3,722